ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 28,816,059	$ 14,025,634
Allowance for doubtful accounts	(13,658,675)	(4,854,638)	$ (6,186,410)
Total accounts receivable, net	$ 15,157,384	$ 9,170,996